Compensation Receivable for Consumption Tax, Net (Details) $ in Millions, ¥ in Billions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)
Compensation Receivable For Consumption Tax, Net [Line Items]
Due from third parties	$ 9.9	¥ 1.5
Other receivables			$ 0.6	¥ 0.1
Compensation receivable for consumption tax			$ 9.3	¥ 1.4